Distribution Date:	01/12/26	COMM 2015-LC23 Mortgage Trust
Determination Date:	01/06/26
Next Distribution Date:	02/12/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-LC23

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16
			David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	22	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	25	Representative
Supplemental Notes	26		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636FBE2	1.811000%	39,109,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636FBF9	3.221000%	210,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12636FBG7	3.598000%	53,371,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636FBH5	3.521000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636FBJ1	3.774000%	244,968,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12636FBM4	4.158000%	61,258,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.63%
B	12636FBN2	4.459000%	51,649,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.25%
C	12636FBP7	4.684292%	43,241,000.00	34,862,913.16	167,730.57	136,090.06	0.00	0.00	303,820.63	34,695,182.59	78.26%	13.75%
D	12636FAL7	3.684292%	28,828,000.00	28,828,000.00	0.00	88,508.98	0.00	0.00	88,508.98	28,828,000.00	60.20%	10.75%
E	12636FAN3	3.684292%	24,022,000.00	24,022,000.00	0.00	173,746.58	0.00	0.00	173,746.58	24,022,000.00	45.16%	8.25%
F	12636FAQ6	3.250000%	22,822,000.00	22,822,000.00	0.00	11,519.18	0.00	0.00	11,519.18	22,822,000.00	30.86%	5.88%
G	12636FAS2	3.250000%	10,810,000.00	10,810,000.00	0.00	0.00	0.00	0.00	0.00	10,810,000.00	24.09%	4.75%
H	12636FAU7	3.250000%	12,012,000.00	12,012,000.00	0.00	0.00	0.00	0.00	0.00	12,012,000.00	16.56%	3.50%
J*	12636FAW3	3.250000%	33,632,147.00	26,368,923.70	0.00	0.00	0.00	(64,998.98)	0.00	26,433,922.68	0.00%	0.00%
V	12636FAZ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636FBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12636FBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			960,912,147.00	159,725,836.86	167,730.57	409,864.80	0.00	(64,998.98)	577,595.37	159,623,105.27

XP-A	12636FBK8	0.000000%	733,896,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
XS-A	12636FBL6	4.684292%	733,896,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12636FAA1	0.000000%	94,890,000.00	34,862,913.16	0.00	0.00	0.00	0.00	0.00	34,695,182.59
X-C	12636FAC7	1.000000%	52,850,000.00	52,850,000.00	0.00	44,041.67	0.00	0.00	44,041.67	52,850,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12636FAE3	1.434292%	22,822,000.00	22,822,000.00	0.00	27,277.85	0.00	0.00	27,277.85	22,822,000.00
X-E	12636FAG8	1.434292%	22,822,000.00	22,822,000.00	0.00	27,277.85	0.00	0.00	27,277.85	22,822,000.00
X-F	12636FAJ2	1.434292%	33,632,147.00	26,368,923.70	0.00	31,517.28	0.00	0.00	31,517.28	26,433,922.68
Notional SubTotal			1,694,808,147.00	159,725,836.86	0.00	130,114.65	0.00	0.00	130,114.65	159,623,105.27

Deal Distribution Total					167,730.57	539,979.45	0.00	(64,998.98)	707,710.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636FBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636FBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12636FBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636FBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636FBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12636FBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12636FBN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12636FBP7	806.24669087	3.87897065	3.14724590	0.00000000	0.00000000	0.00000000	0.00000000	7.02621655	802.36772022
D	12636FAL7	1,000.00000000	0.00000000	3.07024351	0.00000000	0.00000000	0.00000000	0.00000000	3.07024351	1,000.00000000
E	12636FAN3	1,000.00000000	0.00000000	7.23281076	(4.16256723)	0.00000000	0.00000000	0.00000000	7.23281076	1,000.00000000
F	12636FAQ6	1,000.00000000	0.00000000	0.50474016	2.20359302	10.32859259	0.00000000	0.00000000	0.50474016	1,000.00000000
G	12636FAS2	1,000.00000000	0.00000000	0.00000000	2.70833302	10.83333210	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12636FAU7	1,000.00000000	0.00000000	0.00000000	2.70833333	12.29667749	0.00000000	0.00000000	0.00000000	1,000.00000000
J	12636FAW3	784.03926160	0.00000000	0.00000000	2.12343981	152.16058671	0.00000000	(1.93264438)	0.00000000	785.97190599
V	12636FAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636FBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12636FBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12636FBK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
XS-A	12636FBL6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12636FAA1	367.40344778	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	365.63581610
X-C	12636FAC7	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-D	12636FAE3	1,000.00000000	0.00000000	1.19524362	0.00000000	0.00000000	0.00000000	0.00000000	1.19524362	1,000.00000000
X-E	12636FAG8	1,000.00000000	0.00000000	1.19524362	0.00000000	0.00000000	0.00000000	0.00000000	1.19524362	1,000.00000000
X-F	12636FAJ2	784.03926160	0.00000000	0.93711769	0.00000000	0.00000000	0.00000000	0.00000000	0.93711769	785.97190599

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
XP-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
XS-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	12/01/25 - 12/30/25	30	0.00	44,041.67	0.00	44,041.67	0.00	0.00	0.00	44,041.67	0.00
X-D	12/01/25 - 12/30/25	30	0.00	27,277.85	0.00	27,277.85	0.00	0.00	0.00	27,277.85	0.00
X-E	12/01/25 - 12/30/25	30	0.00	27,277.85	0.00	27,277.85	0.00	0.00	0.00	27,277.85	0.00
X-F	12/01/25 - 12/30/25	30	0.00	31,517.28	0.00	31,517.28	0.00	0.00	0.00	31,517.28	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	12/01/25 - 12/30/25	30	0.00	136,090.06	0.00	136,090.06	0.00	0.00	0.00	136,090.06	0.00
D	12/01/25 - 12/30/25	30	0.00	88,508.98	0.00	88,508.98	0.00	0.00	0.00	88,508.98	0.00
E	12/01/25 - 12/30/25	30	99,993.19	73,753.39	0.00	73,753.39	(99,993.19)	0.00	0.00	173,746.58	0.00
F	12/01/25 - 12/30/25	30	185,428.74	61,809.58	0.00	61,809.58	50,290.40	0.00	0.00	11,519.18	235,719.14
G	12/01/25 - 12/30/25	30	87,831.24	29,277.08	0.00	29,277.08	29,277.08	0.00	0.00	0.00	117,108.32
H	12/01/25 - 12/30/25	30	115,175.19	32,532.50	0.00	32,532.50	32,532.50	0.00	0.00	0.00	147,707.69
J	12/01/25 - 12/30/25	30	5,046,071.38	71,415.84	0.00	71,415.84	71,415.84	0.00	0.00	0.00	5,117,487.22
Totals			5,534,499.74	623,502.08	0.00	623,502.08	83,522.63	0.00	0.00	539,979.45	5,618,022.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	707,710.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	646,447.28	Master Servicing Fee	1,137.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	436.45
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	68.77
ARD Interest	0.00	Operating Advisor Fee	309.34
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	646,447.28	Total Fees	2,161.81

Principal		Expenses/Reimbursements
Scheduled Principal	98,856.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	66,252.89
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,269.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	64,998.98	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	3,875.59	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	167,730.57	Total Expenses/Reimbursements	83,522.63

		Interest Reserve Deposit	20,783.40

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	539,979.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	167,730.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	707,710.02
Total Funds Collected	814,177.85	Total Funds Distributed	814,177.86

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	159,725,836.86	159,725,836.86	Beginning Certificate Balance	159,725,836.86
(-) Scheduled Principal Collections	98,856.00	98,856.00	(-) Principal Distributions	167,730.57
(-) Unscheduled Principal Collections	3,875.59	3,875.59	(-) Realized Losses	(64,998.98)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(64,998.98)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(64,998.98)	(64,998.98)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	159,623,105.27	159,623,105.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	159,993,882.80	159,993,882.80	Ending Certificate Balance	159,623,105.27
Ending Actual Collateral Balance	159,955,117.91	159,955,117.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	806,903.33	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	806,903.33	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	1	841,784.06	0.53%	(3)	4.9400	2.113900	1.39 or less	3	142,038,784.11	88.98%	(22)	4.7270	1.039671
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	16,742,537.10	10.49%	(3)	4.4600	1.942700	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	2	72,038,784.11	45.13%	(41)	4.6251	0.974150	1.55 to 1.99	1	16,742,537.10	10.49%	(3)	4.4600	1.942700
50,000,000 to 74,999,999	1	70,000,000.00	43.85%	(2)	4.8320	1.107100	2.00 to 2.49	1	841,784.06	0.53%	(3)	4.9400	2.113900
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053	Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

New York	2	116,000,000.00	72.67%	(26)	4.7896	1.023031
							Multi-Family	1	46,000,000.00	28.82%	(63)	4.7250	0.895100
North Carolina	1	841,784.06	0.53%	(3)	4.9400	2.113900
							Office	1	70,000,000.00	43.85%	(2)	4.8320	1.107100
Pennsylvania	1	26,038,784.11	16.31%	(3)	4.4485	1.113800
							Retail	3	43,623,105.27	27.33%	(3)	4.4624	1.451230
Texas	1	16,742,537.10	10.49%	(3)	4.4600	1.942700
							Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053
Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	2	42,781,321.21	26.80%	(3)	4.4530	1.438191	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	46,000,000.00	28.82%	(63)	4.7250	0.895100	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	2	70,841,784.06	44.38%	(2)	4.8333	1.119063	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	5	159,623,105.27	100.00%	(20)	4.7002	1.140053
								Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	159,623,105.27	100.00%	(20)	4.7002	1.140053	Interest Only	3	116,841,784.06	73.20%	(26)	4.7907	1.030890
	61 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	42,781,321.21	26.80%	(3)	4.4530	1.438191
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053	Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	159,623,105.27	100.00%	(20)	4.7002	1.140053			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	159,623,105.27	100.00%	(20)	4.7002	1.140053
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	304951002	OF	New York	NY	Actual/360	4.832%	291,262.22	0.00	0.00	N/A	11/01/25	11/01/27	70,000,000.00	70,000,000.00	01/01/26
4	28000783	MF	Brooklyn	NY	Actual/360	4.725%	187,162.50	0.00	0.00	N/A	10/06/20	--	46,000,000.00	46,000,000.00	09/06/24
10	304951010	RT	Springfield Township PA		Actual/360	4.449%	99,989.52	63,690.20	0.00	N/A	10/06/25	--	26,102,474.31	26,038,784.11	09/06/25
17	656100478	RT	Austin	TX	Actual/360	4.460%	64,435.70	35,165.80	0.00	N/A	10/06/25	--	16,777,702.90	16,742,537.10	11/06/25
60	28000775	RT	Biscoe	NC	Actual/360	4.940%	3,597.34	3,875.59	0.00	10/06/25	10/06/30	--	845,659.65	841,784.06	01/06/26
Totals							646,447.28	102,731.59	0.00				159,725,836.86	159,623,105.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	22,688,535.88	19,184,508.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,128,964.00	1,945,674.00	07/01/24	06/30/25	08/06/25	16,300,603.16	2,231,593.78	120,525.38	1,612,517.62	0.00	0.00
10	5,243,936.21	2,321,684.16	01/01/25	06/30/25	--	0.00	0.00	163,012.15	652,499.15	0.00	0.00
17	2,517,342.42	639,355.80	01/01/25	03/31/25	--	0.00	0.00	99,461.36	199,060.70	0.00	0.00
60	89,846.25	45,895.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	32,668,624.76	24,137,117.67				16,300,603.16	2,231,593.78	382,998.89	2,464,077.47	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
60	28000775	3,875.59	Partial Liquidation (Curtailment)	0.00	0.00
Totals		3,875.59		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,875.59	0	0.00	4.700157%	4.461988%	(20)
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	1	3,975.27	0	0.00	4.700010%	4.461876%	(19)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,865.08	0	0.00	4.710099%	4.502049%	(16)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	6	97,046,000.00	4.705518%	4.548557%	(13)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,433,573.95	4.541464%	4.451676%	(6)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	108,534,034.51	4.544253%	4.500146%	(5)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	25,738,110.21	4.564453%	4.527252%	(2)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	3	35,272,159.34	4.586453%	4.550757%	(1)
05/12/25	0	0.00	0	0.00	1	9,447,320.53	0	0.00	1	9,447,320.53	0	0.00	0	0.00	0	0.00	4.570284%	4.529668%	0
04/11/25	0	0.00	0	0.00	1	9,470,439.36	0	0.00	1	9,470,439.36	0	0.00	0	0.00	0	0.00	4.562288%	4.522248%	2
03/12/25	0	0.00	0	0.00	1	9,492,208.16	0	0.00	1	9,492,208.16	0	0.00	0	0.00	0	0.00	4.562420%	4.522394%	3
02/12/25	0	0.00	0	0.00	1	9,517,671.45	0	0.00	1	9,517,671.45	0	0.00	0	0.00	0	0.00	4.562581%	4.522572%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	28000783	09/06/24	15	5	120,525.38	1,612,517.62	214,852.35	46,000,000.00	10/22/20	7
10	304951010	09/06/25	3	5	163,012.15	652,499.15	186.00	26,298,524.49	10/15/25	13
17	656100478	11/06/25	1	5	99,461.36	199,060.70	0.00	16,814,809.36	12/22/25	13
Totals					382,998.89	2,464,077.47	215,038.35	89,113,333.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		88,781,321	0	88,781,321		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		70,000,000	70,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		841,784	841,784	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	159,623,105	70,841,784	16,742,537	0	72,038,784	0
Dec-25	159,725,837	70,845,660	0	16,777,703	72,102,474	0
Nov-25	184,644,974	849,635	0	79,344,038	104,451,301	0
Oct-25	204,656,237	73,024,012	0	0	131,632,225	0
Sep-25	396,251,265	350,251,265	0	0	46,000,000	0
Aug-25	415,334,156	369,334,156	0	0	46,000,000	0
Jul-25	531,147,063	485,147,063	0	0	46,000,000	0
Jun-25	590,155,066	544,155,066	0	0	46,000,000	0
May-25	641,934,116	586,486,795	0	0	46,000,000	9,447,321
Apr-25	655,865,383	600,394,943	0	0	46,000,000	9,470,439
Mar-25	656,751,820	601,259,611	0	0	46,000,000	9,492,208
Feb-25	657,784,936	602,267,265	0	0	46,000,000	9,517,671
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	304951002	70,000,000.00	70,000,000.00	340,000,000.00	09/22/25	17,304,480.16	1.10710	09/30/25	11/01/25	I/O
4	28000783	46,000,000.00	46,000,000.00	35,600,000.00	05/30/25	1,945,674.00	0.89510	06/30/25	10/06/20	I/O
10	304951010	26,038,784.11	26,298,524.49	112,000,000.00	08/15/15	2,187,776.16	1.11380	06/30/25	10/06/25	236
17	656100478	16,742,537.10	16,814,809.36	28,200,000.00	07/01/15	580,504.55	1.94270	03/31/25	10/06/25	237
Totals		158,781,321.21	159,113,333.85	515,800,000.00		22,018,434.87

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	304951002	OF	NY	08/15/25	1

The loan transferred to Special Servicing effective 8/15/2025 for Imminent Monetary Default (Balloon/Maturity Default). The loan matured in November 2025, and the Borrower indicated that they will not be able to payoff their loan at maturity. 32

Aven ue of the Americas is a 27-story, 1,163,051-square-foot, multi-tenant office, data center, and telecommunication's co-location building located in the Tribeca neighborhood of New York City. The property is currently 54% occupied and is configured as approximately 40% carrier hotel/data center space and 60% traditional office space. Originally constructed in 1932, the building holds historical significance as the site where the first transatlantic telephone call via cable was switched in 1956. A site inspection conducted in September 2025 reported the asset to be in good overall condition, with no major deferred maintenance identified. On-site amenities include direct interior access to the subway and 24/7 security. A loan modification closed effective 11/1/25 that extended the loan's maturity date from 11/1/25 to 11/1/27 in exchange to Borrower committing new cash equity, agreeing to cash management, and increased reporting. The special servicer is working with the master servicer to board the loan modification. The Loan is expected to return to the master servicer as a corrected loan in January 2026.

4	28000783	MF	NY	10/22/20	7

Loan transferred on 10/22/20 due to Maturity Default as the Loan matured on 10/06/20. Collateral consists of a 127-unit multifamily property located in Brooklyn, NY. Notice of Default was sent on 10/27/20. Loan is under active Cash

Management. Legal counsel was retained to file for foreclosure. Foreclosure complaint was filed on 9/2/21 and the summary judgment motion was subsequently filed on 12/8/21. The court entered the order granting the summary judgment motion on 7/15/22. The court issued the judgment of foreclosure and sale on 8/4/23. The motion to appoint a receiver was filed on 7/18/25. Receiver (Ethan R. Cohen of Rosenberg & Estis, P.C.) was appointed on 9/10/25. Lender continues to evaluate additional issues related to litigation brought by prior tenants. After the evaluation is concluded, the foreclosure sale will be scheduled. Lender will dual track the foreclosure process while discussing workout alternatives with

Borrower.

10	304951010	RT	PA	10/15/25	13

The loan was not paid in full at maturity date (10-6-25). Lender sent out PNL, NOD and Hello Letter and requested DD.Borrower executed PNL and has submitted DD, Lender is reviewing materials to determine next steps. Counsel has been engaged.

17	656100478	RT	TX	12/22/25	13
The loan was not paid in full at maturity (10/6/2025).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000779	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1	28000779	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	08/03/20	05/06/20	10/06/20
1A	656100482	0.00	4.96000%	0.00	4.96000%	9	05/10/21	05/06/20	10/06/20
2	304951002	0.00	4.83200%	0.00	4.83200%	1	11/05/25	11/01/25	11/20/25
3	304951003	0.00	3.56020%	0.00	3.56020%	1	09/10/25	10/06/25	09/15/25
7	304951007	0.00	4.90000%	0.00	4.90000%	10	07/31/20	08/06/20	10/06/20
8	406100334	0.00	4.99000%	0.00	4.99000%	2	12/23/20	12/23/20	01/06/21
8	406100334	0.00	4.99000%	0.00	4.99000%	2	01/06/21	12/23/20	12/23/20
10	304951010	29,871,644.90	4.44850%	29,871,644.90	4.44850%	10	06/29/20	05/06/20	08/06/20
10	304951010	0.00	4.44850%	0.00	4.44850%	10	08/06/20	05/06/20	06/29/20
15	407000560	0.00	4.95000%	0.00	4.95000%	1	10/06/20	10/06/20	10/06/20
21	304951021	14,200,000.00	4.16000%	14,200,000.00	4.16000%	10	06/04/20	06/06/20	08/06/20
21	304951021	0.00	4.16000%	0.00	4.16000%	10	08/06/20	06/06/20	06/04/20
23	304951023	13,000,000.00	4.01000%	13,000,000.00	4.01000%	10	06/04/20	06/06/20	08/06/20
23	304951023	0.00	4.01000%	0.00	4.01000%	10	08/06/20	06/06/20	06/04/20
43	28000782	4,260,788.49	4.91000%	4,260,788.49	4.91000%	10	07/29/20	06/06/20	09/08/20
43	28000782	0.00	4.91000%	0.00	4.91000%	10	09/08/20	06/06/20	07/29/20
48	407000544	3,452,404.13	5.24800%	3,452,404.13	5.24800%	10	09/06/20	09/06/20	09/08/20
Totals		64,784,837.52		64,784,837.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000560 09/13/21	19,397,943.37	33,900,000.00	20,879,880.69	1,508,015.20	20,879,880.69	19,371,865.49	26,077.88	0.00	(9,962.52)	36,040.40	0.17%
25	407000550 06/12/25	9,447,320.53	8,600,000.00	9,564,686.43	3,634,094.05	9,310,403.82	5,676,309.77	3,771,010.76	64,998.98	64,998.98	3,706,011.78	31.87%
36	28000789 01/12/22	6,324,536.80	3,900,000.00	5,850,000.00	1,716,213.96	5,618,898.21	3,902,684.25	2,421,852.55	0.00	37,403.14	2,384,449.41	32.48%
56	28000769 07/12/22	2,339,984.34	3,500,000.00	3,175,000.00	988,701.32	3,006,535.55	2,017,834.23	322,150.11	0.00	57,330.34	264,819.77	8.82%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		37,509,785.04	49,900,000.00	39,469,567.12	7,847,024.53	38,815,718.27	30,968,693.74	6,541,091.30	64,998.98	149,769.94	6,391,321.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/13/21	0.00	0.00	0.00	26,077.88	0.00	(26,077.88)	0.00	0.00	(26,077.88)
15	407000560	02/11/22	0.00	0.00	36,040.40	0.00	0.00	4,797.50	0.00	0.00	36,040.40
		11/15/21	0.00	0.00	31,242.90	0.00	0.00	5,165.02	0.00	0.00
		09/13/21	0.00	0.00	26,077.88	0.00	0.00	26,077.88	0.00	0.00
25	407000550	01/12/26	0.00	0.00	3,706,011.78	0.00	0.00	(64,998.98)	0.00	0.00	3,706,011.78
		06/12/25	0.00	0.00	3,771,010.76	0.00	0.00	3,771,010.76	0.00	0.00
36	28000789	04/12/23	0.00	0.00	2,384,449.41	0.00	0.00	625.00	0.00	0.00	2,384,449.41
		02/10/23	0.00	0.00	2,383,824.41	0.00	0.00	189.95	0.00	0.00
		01/12/23	0.00	0.00	2,383,634.46	0.00	0.00	(8,243.38)	0.00	0.00
		10/13/22	0.00	0.00	2,391,877.84	0.00	0.00	66.05	0.00	0.00
		08/12/22	0.00	0.00	2,391,811.79	0.00	0.00	(30,623.71)	0.00	0.00
		05/12/22	0.00	0.00	2,422,435.50	0.00	0.00	357.21	0.00	0.00
		04/12/22	0.00	0.00	2,422,078.29	0.00	0.00	111.20	0.00	0.00
		03/11/22	0.00	0.00	2,421,967.09	0.00	0.00	114.54	0.00	0.00
		01/12/22	0.00	0.00	2,421,852.55	0.00	0.00	2,421,852.55	0.00	0.00
56	28000769	05/12/23	0.00	0.00	264,819.77	0.00	0.00	(11,600.57)	0.00	0.00	264,819.77
		01/12/23	0.00	0.00	276,420.34	0.00	0.00	117.50	0.00	0.00
		10/13/22	0.00	0.00	276,302.84	0.00	0.00	(45,847.27)	0.00	0.00
		07/12/22	0.00	0.00	322,150.11	0.00	0.00	322,150.11	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(64,998.98)	0.00	0.00	(64,998.98)
Cumulative Totals			0.00	0.00	6,391,321.36	26,077.88	0.00	6,365,243.48	0.00	0.00	6,365,243.48

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,902.78	0.00	0.00	66,252.89	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,619.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	1,747.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,269.74	0.00	0.00	66,252.89	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		83,522.63

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26